   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 30, 1996

                                                              File No. 333-00641
                                                              File No. 811-07527
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933             /X/
                         POST-EFFECTIVE AMENDMENT NO. 2
                         ------------------------------

                                      and

                          REGISTRATION STATEMENT UNDER
                         INVESTMENT COMPANY ACT OF 1940         /X/
                                AMENDMENT NO. 3
                                ---------------

                                  TURNER FUNDS
               (Exact Name of Registrant as Specified in Charter)

                         c/o The CT Corporation System
                                2 Oliver Street
                          Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (610) 251-0268

                    (Name and Address of Agent for Service)

                                STEPHEN KNEELEY
                        TURNER INVESTMENT PARTNERS, INC.
                         1235 WESTLAKES DR., SUITE 350
                        BERWYN, PENNSYLVANIA 19312-2414

                                   Copies to:

        JAMES W. JENNINGS, ESQUIRE             JOHN H. GRADY, JR., ESQUIRE
        MORGAN, LEWIS & BOCKIUS LLP            MORGAN, LEWIS & BOCKIUS LLP
        2000 ONE LOGAN SQUARE                  1800 M STREET, NW
        WASHINGTON, DC  20036                  PHILADELPHIA, PENNSYLVANIA  19103

--------------------------------------------------------------------------------
It is proposed that this filing will become effective (check appropriate box)

   x    immediately upon filing pursuant to paragraph (b)
 -----
        on [date] pursuant to paragraph (b)
 -----
        60 days after filing pursuant to paragraph (a)
 -----
        on [date] pursuant to paragraph (a)(1) of Rule 485
 -----
        75 days after filing pursuant to paragraph (a)(2)
 -----

Pursuant to the provisions of Rule 24f-2 under the Investment Act of 1940, an indefinite number of units of beneficial interest is being registered by this Registration Statement.
--------------------------------------------------------------------------------

The Prospectus and Statement of Additional Information for the Turner Growth Equity Fund, Turner Fixed Income Fund and Turner Small Cap Fund included as part of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514) filed with the Securities and Exchange Commission on April 30, 1996 are hereby incorporated by reference as if set forth in full herein.

                                  TURNER FUNDS
                             CROSS REFERENCE SHEET

N-1A ITEM NO.                                                          LOCATION
---------------------------------------------------------------------------------------------------------------------------------
PART A -

Item 1.                      Cover Page                                Cover Page
Item 2.                      Synopsis                                  Summary; Expense Summary
Item 3.                      Condensed Financial Information           Financial Highlights
Item 4.                      General Description of Registrant         The Trust and the Funds; Investment Objectives;
                                                                       Investment Policies; Risk Factors; Investment Limita
                                                                       tions; General Information - The Trust
Item 5.                      Management of the Fund                    General Information-Trustees of the Trust; The
                                                                       Adviser; The Administrator; The Transfer Agent; The
                                                                       Distributor; Portfolio Transactions; Expense Summary
Item 5A.                     Management's Discussion of Fund           *
                             Performance
Item 6.                      Capital Stock and Other Securities        General Information-Voting Rights; General Infor-
                                                                       mation-Shareholder Inquiries; General Information-
                                                                       Dividends and Distributions; Taxes
Item 7.                      Purchase of Securities Being Offered      Purchase and Redemption of Shares
Item 8.                      Redemption or Repurchase                  Purchase and Redemption of Shares
Item 9.                      Pending Legal Proceedings                 *

PART B -

Item 10.                     Cover Page                                Cover Page
Item 11.                     Table of Contents                         Table of Contents
Item 12.                     General Information and History           The Trust
Item 13.                     Investment Objectives and Policies        Investment Objectives (Prospectus); Investment Poli-
                                                                       cies (Prospectus); Investment Limitations
Item 14.                     Management of the Registrant              General Information - Trustees of the Trust (Prospec-
                                                                       tus); Trustees and Officers of the Trust; The Admin-
                                                                       istrator
Item 15.                     Control Persons and Principal             Trustees and Officers of the Trust;
                             Holders of Securities                     5% Shareholders
Item 16.                     Investment Advisory and Other             The Adviser (Prospectus and Statement of Additional
                             Services                                  Information); The Administrator (Prospectus and
                                                                       Statement of Additional Information); The
                                                                       Distributor (Prospectus and Statement of Additional
                                                                       Information); The Transfer Agent (Prospectus);
                                                                       General Information - Counsel and Independent Public
                                                                       Accountants (Prospectus); Experts; General
                                                                       Information - Custodian (Prospectus)
Item 17.                     Brokerage Allocation                      Portfolio Transactions (Prospectus); Portfolio Trans-
                                                                       actions
Item 18.                     Capital Stock and Other Securities        Description of Shares
Item 19.                     Purchase, Redemption, and Pricing         Purchase and Redemption of Shares
                             of Securities Being Offered               (Prospectus); Purchase and Redemption of Shares;
                                                                       Determination of Net Asset Value;
Item 20.                     Tax Status                                Taxes (Prospectus); Taxes
Item 21.                     Underwriters                              The Distributor
Item 22.                     Calculation of                            Computation of Yield and
                             Performance Data                          Total Return
Item 23.                     Financial Statements                      Financial Information

Part C -

        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

* Not Applicable

                                THE TURNER FUNDS

                       Supplement Dated October 30, 1996
                    to the Prospectus Dated April 30, 1996.

This supplement provides new and additional information beyond that contained in the Prospectus, and should be retained and read in conjunction with such Prospectus.

The following information replaces the Expense Summary and Financial Highlights on pages 5-8 of the Prospectus:

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------
Sales Load Imposed on Purchases............................... None
Sales Load Imposed on Reinvested Dividends.................... None
Deferred Sales Load........................................... None
Redemption Fees/(1)/.......................................... None
Exchange Fees................................................. None

(1) A wire redemption charge, currently $10.00, is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder.


ANNUAL OPERATING EXPENSES (as a percentage of average net assets)
------------------------------------------------------------------------------

                                     Growth Equity    Small Cap   Fixed Income
                                          Fund          Fund          Fund
------------------------------------------------------------------------------

Advisory Fees (after fee waivers,
 if any)/(1)/                            .75%           .93%          .05%
12b-1 Fees                                None          None          None
Other Expenses                           .25%/(2)/     .32%/(2)/     .70%/(3)/
------------------------------------------------------------------------------

Total Operating Expenses (after
 fee waivers)                           1.00%/(2)/    1.25%/(2)/     .75%
------------------------------------------------------------------------------

(1) The Adviser has agreed, on a voluntary basis, to waive its advisory fee and/or reimburse expenses for the Growth Equity, Small Cap and Fixed Income Funds to the extent necessary to keep the "Total Operating Expenses" of the Funds during the current fiscal year from exceeding 1.00%, 1.25% and .75%,
     respectively.   The Adviser reserves the right to terminate its waivers
     and/or reimbursements at any time in its sole discretion. Absent such waivers, Advisory Fees for the Small Cap Fund and Fixed Income Fund would be 1.00% and .50%, respectively, and Total Operating Expenses for the Growth Equity, Small Cap and Fixed Income Funds would be 1.02%, 1.70% and 1.20%, respectively.

(2) "Other Expenses" do not reflect the Adviser's use of arrangements whereby certain broker-dealers have agreed to pay certain expenses of the Growth Equity and Small Cap Funds in return for the direction of a percentage of the Funds' brokerage transactions. As a result of these arrangements, the amount of "Other Expenses" and "Total Operating Expenses" deducted from the Growth Equity Fund's assets are anticipated to be .18% and .93%, respectively, and the amount of "Other Expenses" and "Total Operating Expenses" deducted from the Small Cap Fund's assets are anticipated to be .29% and 1.25%, respectively.

(3) "Other Expenses" for the Fixed Income Fund are estimated for the current fiscal year.

EXAMPLE
--------------------------------------------------------------------------------
You would pay the following expenses on a     1 year  3 years  5 years  10 years
 $1,000 investment in a Fund assuming (1) a   ------  -------  -------  --------
 5% annual return and (2) redemption at the
 end of each time period.

     Growth Equity Fund                          $10      $30      $52      $115
     Small Cap Fund                              $13      $40      $69      $151
     Fixed Income Fund                           $ 8      $24       --        --
 -------------------------------------------------------------------------------

The example is based upon total operating expenses of each Fund after waivers and reimbursements as shown in the expense table. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Funds. Additional information may be found under "The Adviser" and "The Administrator."

FINANCIAL HIGHLIGHTS

The following information concerning the Growth Equity Fund relates both to the Fund's most recent five-month period, and to a period of time when the assets of the Growth Equity Fund were maintained by the Turner Growth Equity Portfolio of The Advisors' Inner Circle Fund. The information below and the financial statements of the Turner Growth Equity Portfolio of The Advisors' Inner Circle Fund for the fiscal years ending October 31, 1992 to October 31, 1995, were audited by Arthur Andersen LLP, whose report dated December 5, 1995, is included in the Statement of Additional Information. Unaudited financial information has been provided for the Turner Growth Equity Portfolio of The Advisors' Inner Circle Fund for the period from November 1, 1995 to April 30, 1996. The Growth Equity Fund acquired all of the assets and liabilities of the Turner Growth Equity Portfolio of The Advisors' Inner Circle Fund on April 30, 1996.
Unaudited financial information has been provided for the Turner Growth Equity Fund for the period from May 1, 1996 to September 30, 1996. All references herein to the Growth Equity Fund shall be deemed to include the Turner Growth Equity Portfolio.

For a Share Outstanding Throughout the Period:


                                                        Growth Equity Fund
------------------------------------------------------------------------------------------------------------------------------
                                               5/1/96/(3)/       11/1/95
                                                  to                to      11/01/94    11/01/93    11/01/92    03/11/92/(1)/
                                               9/30/96           4/30/96       to          to          to             to
                                             (unaudited)       (unaudited)  10/31/95    10/31/94    10/31/93    10/31/92
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........   $15.82            $14.97     $12.46      $13.12      $10.40      $10.00
------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations:
     Net Investment Income...................       --              0.02       0.10        0.10        0.09        0.03
     Net Realized and Unrealized
         Gain (Loss) on Investments..........     1.21              1.69       2.52       (0.66)       2.72        0.40
------------------------------------------------------------------------------------------------------------------------------
Total From Investment Operations.............     1.21              1.71       2.62       (0.56)       2.81        0.43
------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
Dividends From Net Investment Income.........       --             (0.02)     (0.11)      (0.10)      (0.09)      (0.03)
Distributions from Capital Gains.............       --             (0.84)
------------------------------------------------------------------------------------------------------------------------------
              Total Distributions............       --             (0.86)     (0.11)      (0.10)      (0.09)      (0.03)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............    $17.03           $15.82     $14.97      $12.46      $13.12      $10.40
------------------------------------------------------------------------------------------------------------------------------

Total Return.................................     7.65%           12.04%     21.15%      (4.28)%      27.08%       6.95%*
------------------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
Net Assets, End Of Period (000)..............    $96,164         $93,309    $115,819     $112,959    $53,327     $7,781

Ratios Of Expenses To Average Net Assets.....    1.04%/(2)/*     1.08%/(2)/*   1.03%        0.95%      1.00%      1.44%*

Ratio Of Expenses To Average Net Assets
    Excluding Fee Waivers....................    1.04%/(2)/*     1.08%/(2)/*   1.03%        1.08%      1.52%      2.55%*
Ratio Of Net Investment Income Loss to
    Average Net Assets.......................   (0.17)%/(2)/*    0.17%/(2)/*   0.69%        0.86%      0.80%      0.73%*
Ratio Of Net Investment Income Loss to
    Average Net Assets Excluding Fee Waivers.   (0.17)%/(2)/*    0.17%/(2)/*   0.69%        0.73%      0.28%     (0.38)%*
Portfolio Turnover Rate......................    61.59%          85.78%      177.86%      164.81%     88.35%     205.00%
------------------------------------------------------------------------------------------------------------------------------

*                        Annualized

(1)  The Turner Growth Equity Portfolio commenced operations on March 11, 1992.
(2) The Ratios of Expenses to Average Net Assets (with and without waivers) and Net Income to Average Net Assets (with and without waivers) do not reflect the Advisor's use of arrangements whereby certain broker-dealers have agreed to pay certain expenses of the Turner Growth Equity Fund in return for the direction of a percentage of the Fund's brokerage transactions. As a result of these arrangements, the Ratios of Expenses to Average Net Assets (with and without waivers) and Net Income to Average Net Assets (with and without waivers) were 0.97% and 0.28%, and 0.91% and (0.04)% for the periods ended 4/30/96 and 9/30/96, respectively.
(3) On April 30, 1996 the Growth Equity Fund acquired all of the assets and liabilities of the Turner Growth Equity Portfolio of The Advisors' Inner Circle Fund.

FINANCIAL HIGHLIGHTS

The following information concerning the Small Cap Fund relates both to the Fund's most recent five-month period, and to a period of time when the assets of the Small Cap Fund were maintained by the Turner Small Cap Portfolio of The Advisors' Inner Circle Fund. The information below and the financial statements of the Turner Small Cap Portfolio of The Advisors' Inner Circle Fund for the fiscal periods ending October 31, 1994 and October 31, 1995, were audited by Arthur Andersen LLP, whose report dated December 5, 1995, is included in the Statement of Additional Information. Unaudited financial information has been provided for the Turner Small Cap Portfolio of The Advisors' Inner Circle Fund for the period from November 1, 1995 to April 30, 1996. The Small Cap Fund acquired all of the assets and liabilities of the Turner Small Cap Portfolio on April 30, 1996. Unaudited financial information has been provided for the Turner Small Cap Fund for the period from May 1, 1996 to September 30, 1996. All references herein to the Small Cap Fund shall be deemed to include the Turner Small Cap Portfolio.

For a Share Outstanding Throughout the Period:
                                                                           Small Cap Fund
-------------------------------------------------------------------------------------------------------
                                               5/1/96/(2)/    11/1/95
                                               to             to           11/01/94      02/07/94/(2)/
                                               9/30/96        4/30/96      to            to
                                               (unaudited)    (unaudited)  10/31/95      10/31/94
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........      $21.90       $16.08        $10.90      $10.00
-------------------------------------------------------------------------------------------------------
Income From Investment Operations:
   Net Investment Income (Loss)..............       (0.03)       (0.05)        (0.06)      (0.02)
   Net Realized and Unrealized
   Gain (Loss) on Investments................        1.26         6.91          5.24        0.92
-------------------------------------------------------------------------------------------------------
Total From Investment Operations.............      $ 1.23       $ 6.86         $5.18         .90
-------------------------------------------------------------------------------------------------------
Less Distributions:
Dividends From Net Investment Income.........          --           --            --          --
Distributions from Capital Gains.............          --        (1.04)           --          --
-------------------------------------------------------------------------------------------------------
     Total Distributions.....................          --        (1.04)           --          --
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............      $23.13       $21.90        $16.08      $10.90
-------------------------------------------------------------------------------------------------------
Total Return.................................        5.62%       44.77%        47.52%      12.35%*
-------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
Net Assets, End Of Period (000)..............     $67,425      $28,792       $13,072      $4,806
Ratios Of Expenses To Average Net Assets.....        1.25%*       1.25%*        1.25%       1.09%*
Ratio Of Expenses To Average Net Assets
 Excluding Fee Waivers.......................        1.45%*       1.79%*       2.39%        4.32%*
Ratio Of Net Investment Loss To Average
 Net Assets..................................       (0.88)%*     (0.85)%*     (0.68)%      (0.27)%*
Ratio Of Net Investment Loss To
 Average Net Assets Excluding Fee Waivers....       (1.08)%*     (1.39)%*     (1.82)%      (3.50)%*
Portfolio Turnover Rate......................       58.15%      112.10%       183.49%     173.92%
=======================================================================================================

 *  Annualized
 (1)  The Turner Small Cap Portfolio commenced operations on February 7, 1994.
 (2) On April 30, 1996 the Small Cap Fund acquired all of the assets and liabilities of the Turner Small Cap Portfolio of The Advisors' Inner Circle Fund.

                             ---------------------

The first sentence of the second paragraph under "Purchase and Redemption of Shares" is replaced with the following disclosure:

        The minimum initial investment in any Fund is $10,000, and subsequent purchases must be at least $1,000.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                THE TURNER FUNDS
                                 (the "Trust")

                    Supplement dated October 30, 1996 to the
                      Statement of Additional Information


This supplement provides new and additional information beyond that contained in the Statement of Additional Information, and should be retained and read in conjunction with such Statement of Additional Information.

The Statement of Additional Information for the Trust is hereby amended and supplemented by the following unaudited financial statements for the Growth Equity Fund and the Small Cap Fund for the periods November 1, 1995 to April 30, 1996, and May 1, 1996 to September 30, 1996, along with the accompanying notes to the financial statements.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Statement of Net Assets                     Turner Funds
September 30, 1996

                                                  Market
                                                   Value
GROWTH EQUITYFUND                  Shares          (000)
---------------------------------------------------------
Common Stocks (100.4%)
Agriculture (1.3%)
 Dole Food                         29,980       $ 1,259
                                                -------
Aircraft (1.2%)
 Boeing                            12,310         1,163
                                                -------
Apparel/Textiles (1.4%)
 Designer Holdings Limited*        30,000           784
 Tommy Hilfiger*                    8,790           521
                                                -------
                                                  1,305
                                                -------
Automotive (0.9%)
 Harley-Davidson                   21,100           907
                                                -------
Banks (0.7%)
 NationsBank                        7,800           678
                                                -------
Beauty Products (3.3%)
 Alberto-Culver, Cl B              12,550           544
 Colgate-Palmolive                 11,050           960
 Procter & Gamble                  17,190         1,676
                                                -------
                                                  3,180
                                                -------
Broadcasting, Newspapers &
 Advertising (0.8%)
 Cox Communications*               42,350           778
                                                -------
Chemicals (1.8%)
 E.I. duPont de Nemours            10,740           948
 Monsanto                          20,520           749
                                                -------
                                                  1,697
                                                -------
Communications Equipment (5.2%)
 ADC Telecommunications*           11,420           731
 Andrew*                           15,645           780
 Ascend Communications*            10,580           700
 Cascade Communications*           16,024         1,306
 Pairgain Technologies*             7,770           607
 Picturetel*                       12,930           456
 Ultratech Stepper*                24,390           460
                                                -------
                                                  5,040
                                                -------
Computers & Services (2.8%)
 Compaq Computer*                  12,300           789
 HBO & Company                     14,460           965
 IBM                                7,860           979
                                                -------
                                                  2,733
                                                -------

Drugs (9.5%)
 American Home Products            26,200         1,670
 Amgen*                            21,330         1,346
 Biogen*                            6,490           493
 Eli Lilly                         22,950         1,480
 Genetics Institute*                7,650           532
 Merck                             23,800         1,675
 Pfizer                            15,000         1,187
 Sigma Aldrich                     12,270           699
                                                -------
                                                  9,082
                                                -------
Electrical Services (0.8%)
 AES                               18,840           742
                                                -------
Environmental Services (2.2%)
 USA Waste Services*               23,430           738
 WMX Technologies                  41,900         1,377
                                                -------
                                                  2,115
                                                -------
Financial Services (1.4%)
 Associates First Capital          20,620           845
 Household International            5,550           456
                                                -------
                                                  1,301
                                                -------
Food, Beverage & Tobacco (5.1%)
 Campbell Soup                     10,440           814
 Coca-Cola                         30,460         1,550
 CPC International                 12,910           967
 Robert Mondavi*                   21,840           715
 Starbucks                         26,290           867
                                                -------
                                                  4,913
                                                -------
Gas/Natural Gas (0.9%)
 Williams                          17,570           896
                                                -------
Hotels & Lodging (1.5%)
 HFS*                              11,600           776
 Hilton Hotels                     24,320           690
                                                -------
                                                  1,466
                                                -------
Household Products (2.7%)
 Clorox                            11,710         1,123
 General Electric                  16,130         1,468
                                                -------
                                                  2,591
                                                -------

Statement of Net Assets                            Turner Funds
September 30, 1996

                                                           Market
GROWTH EQUITYFUND                                           Value
(Continued)                                   Shares        (000)
------------------------------------------------------------------
Insurance (3.5%)
 American International Group                  8,535     $   860
 Pacificare Health Systems, Cl B*             13,990       1,210
 SunAmerica                                   19,820         684
 Total Renal Care Holdings*                   16,200         644
                                                         -------
                                                           3,398
                                                         -------
Machinery (1.7%)
 Caterpillar                                   9,430         711
 Minnesota Mining &
 Manufacturing                                13,120         917
                                                         -------
                                                           1,628
                                                         -------
Medical Products & Services (5.5%)
 Guidant                                      22,850       1,262
 Health Management Associates,
  Class A*                                    19,840         493
 Healthsouth Rehabilitation*                  33,140       1,272
 Medtronic                                    10,710         687
 Phycor*                                      22,750         866
 Renal Treatment Centers*                     20,570         684
                                                         -------
                                                           5,264
                                                         -------
Miscellaneous Business Services (13.0%)
 Altera*                                      15,500         785
 BMC Software*                                12,750       1,014
 Cisco Systems*                               27,000       1,676
 Computer Associates                          13,650         816
 CUC International*                           19,000         758
 Electronic Arts*                             18,160         679
 First Data                                    8,510         695
 Fore Systems*                                19,520         808
 Microsoft                                     7,260         957
 Oracle Systems                               29,470       1,254
 Parametric Technology*                       16,120         796
 Peoplesoft*                                   8,860         738
 Sun Microsystems                             14,340         891
 Xylan                                        12,190         661
                                                         -------
                                                          12,528
                                                         -------
Miscellaneous Consumer Services (1.6%)
 Accustaff                                    13,820         358
 Service International                        39,600       1,198
                                                         -------
                                                           1,556
                                                         -------
Miscellaneous Manufacturing (1.2%)
 International Game Technology                21,200         435
 Rmi Titanium*                                27,200         687
                                                         -------
                                                           1,122
                                                         -------
Paper & Paper Products (0.8%)
 Kimberly-Clark                                8,670         764
                                                         -------
Petroleum & Fuel Products (1.7%)
 Flores & Rucks*                              11,900         460
 Houston Exploration*                         27,580         462
 Louisiana Land & Exploration                 13,480         709
                                                         -------
                                                           1,631
                                                         -------
Photographic Equipment &
 Supplies (0.7%)
 Xerox                                        12,340         662
                                                         -------
Printing & Publishing (0.7%)
 Gannett                                       9,470         666
                                                         -------
Professional Services (1.9%)
 Gartner Group*                               26,330         895
 Paychex                                      16,500         957
                                                         -------
                                                           1,852
                                                         -------
Retail (8.3%)
 American Stores                              19,650         786
 Borders Group                                14,650         546
 Boston Market*                               27,000         952
 Corporate Express*                           10,990         427
 McDonald's                                   19,800         938
 PepsiCo                                      30,280         855
 PetSmart*                                    28,120         728
 Saks Holdings*                               22,300         780
 Staples                                      24,060         534
 Walgreen                                     26,140         967
 Williams Sonoma*                             15,480         439
                                                         -------
                                                           7,952
                                                         -------
Rubber & Plastic (1.1%)
 Nike, Cl B                                    9,000       1,093
                                                         -------

Statement of Net Assets                            Turner Funds
September 30, 1996

                                           Shares/Face     Market
GROWTH EQUITYFUND                             Amount        Value
(Concluded)                                    (000)        (000)
------------------------------------------------------------------
Semi-Conductors/Instruments (3.6%)
 Intel                                        11,100    $  1,059
 Microchip Technology*                        12,250         458
 National Semiconductor*                      24,170         486
 Texas Instruments                            14,350         791
 Xilinx                                       18,060         614
                                                         -------
                                                           3,408
                                                         -------
Steel & Steel Works (0.8%)
 Engelhard                                    32,900         757
                                                         -------
Telephones & Telecommunication (4.9%)
 Airtouch Communications                      22,880         632
 Cincinnati Bell                              11,790         625
 LCI International                            25,570         805
 Lucent Technologies                          25,760       1,182
 Teleport Communications Group*               27,350         646
 WorldCom                                     37,650         805
                                                         -------
                                                           4,695
                                                         -------
Wholesale (5.9%)
 Gillette                                     22,310       1,609
 Johnson & Johnson                            28,170       1,444
 Philip Morris                                13,360       1,199
 Safeway                                      33,380       1,423
                                                         -------
                                                           5,675
                                                         -------
Total Common Stocks
(Cost $79,917)                                            96,497
                                                         -------
Repurchase Agreement (0.7%)
 Lehman Brothers
  5.33%, dated 09/30/96, matures
  10/01/96, repurchase price
  $694,523 (collateralized by
  U.S. Treasury Note, par value
  $716,859, 6%, matures 09/30/98:
  market value $715,740)                        $694         694
                                                         -------
Total Repurchase Agreement
 (Cost $694)                                                 694
                                                         -------
Total Investments (101.1%)
 (Cost $80,611)                                           97,191
                                                         -------
Other Assets and Liabilities, Net (-1.1%)                 (1,027)
                                                         -------
Net Assets:
 Portfolio Shares (unlimited authorization
  --no par value) based on 5,646,884
  outstanding shares of beneficial
  interest                                                57,709
 Accumulated net realized gain
  on investments                                          21,875
 Net unrealized appreciation
  on investments                                          16,580
                                                         -------
Total Net Assets (100.0%)                                $96,164
                                                         =======

 Net Asset Value, Offering and Redemption
  Price Per Share                                         $17.03
                                                         =======

* Non-income producing security
Cl-Class

The accompanying notes are an integral part of the financial statements.

Statement of Net Assets                                          Turner Funds

September 30, 1996

                                                             Market
                                                             Value
SMALL CAP FUND                              Shares           (000)
----------------------------------------------------------------------
Common Stocks (97.5%)
Air Transportation (0.6%)
  Midwest Express*                           14,602           $  436
                                                              ------
Apparel/Textiles (1.6%)
  Nautica Enterprises*                       19,186              619
  Tommy Hilfiger*                             7,835              464
                                                              ------
                                                               1,083
                                                              ------
Banks (2.3%)
  Astoria Financial*                         18,270              530
  Bank United Corporation, Cl A*             24,600              612
  Washington Federal                         16,980              401
                                                              ------
                                                               1,543
                                                              ------
Beauty Products (0.9%)
  Alberto-Culver, Cl B                       14,375              624
                                                              ------
Broadcasting, Newspapers &
Advertising (1.8%)
  International Family
    Entertainment*                           17,591              288
  Snyder Communications*                     22,410              431
  Young Broadcasting, Cl A                   14,900              492
                                                              ------
                                                               1,211
                                                              ------
Chemicals (1.2%)
  GTS Duratek                                14,300              235
  International Specialty Products           24,745              247
  W.H. Brady                                 12,300              309
                                                              ------
                                                                 791
                                                              ------
Communications Equipment (4.3%)
  Omnipoint                                  16,503              481
  Pairgain Technologies*                     10,112              790
  Picturetel*                                13,554              478
  Stanford Telecommunications                12,600              630
  Ultratech Stepper*                         28,769              543
                                                              ------
                                                               2,922
                                                              ------
Computers & Services (2.4%)
  HCIA                                        9,250              555
  National Techteam                          16,170              439
  Verifone                                   13,542              606
                                                              ------
                                                               1,600
                                                              ------


                                                              Market
                                                               Value
                                             Shares            (000)
----------------------------------------------------------------------
Concrete & Mineral Products (0.5%)
  Ferro                                      11,800           $  319
                                                              ------
Drugs (2.0%)
  Medicis Pharmaceutical, Cl A*              14,350              692
  Parexel International                      10,165              640
                                                              ------
                                                               1,332
                                                              ------
Energy & Power (0.7%)
  Calenergy*                                 15,586              497
                                                              ------
Entertainment (0.7%)
  Regal Cinemas*                             20,325              508
                                                              ------
Financial Services (6.8%)
  Aames Financial                            14,050              708
  Amresco                                    27,150              621
  ContiFinancial*                            15,167              432
  Equitable of Iowa                           3,690              153
  First USA Paymentech*                      16,900              687
  Hambrecht and Quist*                       14,595              283
  Imperial Credit Industries*                18,962              694
  National Surgery Centers                   16,728              468
  The Money Store                            20,671              548
                                                              ------
                                                               4,594
                                                              ------
Food, Beverage & Tobacco (1.5%)
  Einstein/Noah Bagel*                       13,900              427
  Robert Mondavi*                            16,966              556
                                                              ------
                                                                 983
                                                              ------
Insurance (5.8%)
  American Travelers                          2,500               83
  CMAC Investment                            10,458              664
  Compdent*                                  11,499              434
  Executive Risk                             13,920              536
  Hcc Insurance Holdings                     20,370              588
  Protective Life                            14,100              532
  Total Renal Care Holdings*                 14,957              595
  United Dental Care*                        13,135              475
                                                              ------
                                                               3,907
                                                              ------
Lumber & Wood Products (0.8%)
  Champion Enterprises                       24,500              554
                                                              ------
Machinery (0.5%)
  Wyman-Gordan*                              14,940              342
                                                              ------

Statement of Net Assets                                   Turner Funds
September 30, 1996

                                                             Market
SMALL CAP FUND                                               Value
(Continued)                                 Shares           (000)
----------------------------------------------------------------------
Manufacturing (0.7%)
  West Marine*                               14,200           $  469
                                                              ------
Measuring Devices (2.0%)
  Uniphase                                   15,600              659
  Waters                                     21,603              708
                                                              ------
                                                               1,367
                                                              ------
Medical Products & Services (0.9%)
  Orthodontic Centers of America*            29,842              608
                                                              ------
Metals & Mining (0.9%)
  Titanium Metals                            20,800              603
                                                              ------
Miscellaneous Business Services (17.4%)
  Apac Teleservices                          11,022              565
  Aspen Technology                            8,496              576
  Concord EFS*                               24,469              630
  Data Processing Resources                  13,219              291
  Forte Software                              9,850              387
  HNC Software                               13,526              541
  Lanvision Systems                          17,250              216
  Medic Computer Systems                     13,940              507
  National Data                              12,944              565
  National Processing*                       29,980              585
  Nova                                       18,830              621
  PMT Services                               32,172              651
  Rational Software                          20,500              700
  Sapient                                    11,400              507
  Security Dynamics Technology                8,913              640
  Sitel                                      14,562              648
  Sykes Enterprises                           6,925              334
  Transaction Systems Architects*            10,600              448
  Transition Systems*                        22,400              470
  Vincam Group*                              14,400              551
  Wind River Systems*                        15,430              683
  Xylan                                      12,000              651
                                                              ------
                                                              11,767
                                                              ------
Miscellaneous Consumer Services (3.3%)
  Accustaff                                  26,200              678
  Career Horizons*                           13,900              540
  Romac International*                       19,050              581
  Sunrise Assisted Living*                   15,100              423
                                                              ------
                                                               2,222
                                                              ------

                                                             Market
                                                             Value
                                            Shares           (000)
----------------------------------------------------------------------
Miscellaneous Manufacturing (1.9%)
  Buckeye Cellulose                          21,942           $  570
  Rmi Titanium*                              27,600              697
                                                              ------
                                                               1,267
                                                              ------
Paper & Paper Products (1.6%)
  Fort Howard                                23,703              578
  NUCO2*                                     24,404              506
                                                              ------
                                                               1,084
                                                              ------
Petroleum & Fuel Products (5.0%)
  Falcon Drilling*                           19,619              510
  Flores & Rucks*                            16,100              622
  Global Industries                          24,700              392
  Houston Exploration*                       36,820              617
  Nabors Industries*                         25,139              343
  Oceaneering International*                 24,840              422
  Pride Petroleum Service*                   32,250              456
                                                              ------
                                                               3,362
                                                              ------
Petroleum Refining (0.7%)
  Polymer Group*                             32,340              453
                                                              ------
Professional Services (3.4%)
  ABR Information Services*                   8,568              617
  Apollo Group, Cl A*                        14,723              394
  Equity  International*                     13,850              440
  International Network Services*            10,570              381
  RTW*                                       17,117              494
                                                              ------
                                                               2,326
                                                              ------
Railroads (2.1%)
  Coach USA*                                 17,600              471
  Genessee and Wyoming*                      16,850              459
  Wisconsin Central Transportation*          13,161              472
                                                              ------
                                                               1,402
                                                              ------
Retail (4.8%)
  Abercrombie & Fitch, Cl A*                 18,450              424
  Borders Group                              16,950              631
  Gargoyles*                                 15,000              308
  Hot Topic*                                 11,500              272
  Just for Feet*                             11,475              575
  Vons*                                      12,850              551
  Zale*                                      20,400              446
                                                              ------
                                                               3,207
                                                              ------

Statement of Net Assets                                 Turner Funds
September 30, 1996

                                                             Market
SMALL CAP FUND                                               Value
(Concluded)                                 Shares           (000)
----------------------------------------------------------------------
Rubber & Plastic (0.8%)
  Sealed Air*                                14,593          $   544
                                                             -------
Semi-Conductors/Instruments (3.6%)
  BMC Industries*                            20,130              576
  Computer Products*                         26,090              571
  Microchip Technology*                      14,700              549
  Sanmina*                                   12,700              511
  Trident International*                     13,500              228
                                                             -------
                                                               2,435
                                                             -------
Specialty Machinery (1.1%)
  U.S. Filter*                               21,365              729
                                                             -------
Technology, General (0.9%)
  Tel-Save Holdings*                         20,500              589
                                                             -------
Telephones & Telecommunication (6.3%)
  ACC Corporation                            10,645              503
  Boston Communications Group*               22,200              361
  Brooks Fiber Properties*                   16,950              487
  Icg Communications*                        28,450              597
  Intermedia Communications
    of Florida*                              21,063              616
  IXC Communications*                        19,500              400
  Lcc International*                         16,000              298
  Mcleod*                                    16,950              559
  Telco Communications Group*                21,900              405
                                                             -------
                                                               4,226
                                                             -------
Testing Laboratories (0.9%)
  Quintiles Transnational                     8,658              634
                                                             -------
Wholesale (4.8%)
  Applied Analytical Industries*             13,850              334
  Citrix Systems*                            14,116              704
  Hughes Supply                              17,010              629
  North Face*                                16,000              452
  Physician Sales & Services                 22,808              536
  US Office Products                         15,426              553
                                                             -------
                                                               3,208
                                                             -------
Total Common Stocks
  (Cost $57,085)                                              65,748
                                                             -------


                                            Face             Market
                                            Amount           Value
                                            (000)            (000)
----------------------------------------------------------------------
Repurchase Agreement (6.4%)
  Lehman Brothers
  5.33%, dated 09/30/96, matures
  10/01/96, repurchase price
  $4,279,988 (collateralized by
  U.S. Treasury Note, par value
  $4,419,201, 6.00%, matures
  09/30/98: market value $4,412,274)         $ 4,279         $ 4,279
                                                            --------
Total Repurchase Agreement
  (Cost $4,279)                                                4,279
                                                            --------
Total Investments (103.9%)
  (Cost $61,364)                                              70,027
                                                            --------
Other Assets and Liabilities, Net (-3.9%)                     (2,602)
                                                            --------
Net Assets:
  Portfolio Shares (unlimited authorization
    -- no par value) based on 2,914,724
    outstanding shares of beneficial
    interest                                                  57,074
  Accumulated net realized gain
    on investments                                             1,688
  Net unrealized appreciation
    on investments                                             8,663
                                                            --------
Total Net Assets (100.0%)                                    $67,425
                                                            ========

 Net Asset Value, Offering and Redemption
 Price Per Share                                              $23.13
                                                            ========

* Non-income producing security
Cl-Class

The accompanying notes are an integral part of the financial statements.

Statement of Operations                                           Turner Funds
For the year ended September 30, 1996

                                                    Growth Equity    Small Cap
                                                         Fund          Fund
                                                     ------------    ---------
                                                        11/01/95       11/01/95
                                                       to 9/30/96     to 9/30/96
                                                          (000)         (000)
--------------------------------------------------------------------------------
Investment Income:
 Dividends........................................           924            21
 Interest.........................................            41            84
--------------------------------------------------------------------------------
   Total Investment Income........................           965           105
--------------------------------------------------------------------------------
Expenses:
 Investment Advisory Fees.........................           667           280
 Investment Advisory Fee Waiver...................            --           (83)
 Administrator Fees...............................           137            69
 Custodian Fees...................................            10            21
 Transfer Agent Fees..............................            12            12
 Professional Fees................................            22            16
 Trustee Fees.....................................             6             5
 Registration Fees................................            38            17
 Pricing Fees.....................................             2            --
 Printing Expense.................................            18             8
 Amortization of Deferred Organizational Costs....             3             3
 Insurance and Other Fees.........................            27             2
--------------------------------------------------------------------------------
   Total Expenses.................................           942           350
   Directed Brokerage.............................          (106)           --
--------------------------------------------------------------------------------
     Net Expenses.................................           836           350
--------------------------------------------------------------------------------
       Net Investment Income (Loss)...............           129          (245)
--------------------------------------------------------------------------------
 Net Realized Gain From Securities Sold...........        21,978         1,936
 Excess of Market Value Over Book Value of
   Securities Distributed Upon
   Redemption of Shares...........................            --         1,924
--------------------------------------------------------------------------------
 Net Realized Gain on Investments.................        21,978         3,860
 Net Unrealized Appreciation (Depreciation) of
  Investment Securities...........................        (3,868)        5,659
--------------------------------------------------------------------------------
 Net Realized and Unrealized Gain on Investments..        18,110         9,519
--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting From
  Operations......................................        18,239         9,274
================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets                                 Turner Funds
For the year ended September 30, 1996.

                                     Growth Equity            Small Cap
                                         Fund                   Fund
                                ----------------------   ----------------------
                                 11/01/95     11/01/94   11/01/95    11/01/94
                                    to           to         to          to
                                  9/30/96     10/31/95    9/30/96    10/31/95
                                   (000)        (000)      (000)       (000)
--------------------------------------------------------------------------------
Investment Activities:
  Net Investment Income
   (Loss)...................      $   129      $   935     $   (245)    $   (56)
  Net Realized Gain on
   Securities Sold..........       21,978       11,270        1,936       1,005
  Excess Market Value Over
   Book Value of Securities
    Distributed Upon
     Redemption of Shares.....         --           --        1,924          --
  Net Unrealized Appreciation
   (Depreciation) of
   Investment Securities.....      (3,868)      11,773        5,659       2,573
--------------------------------------------------------------------------------
   Net Increase in Net
    Assets Resulting
    from Operations..........      18,239       23,978        9,274       3,522
--------------------------------------------------------------------------------
Distributions to
 Shareholders:
  Net Investment Income.....         (132)      (1,022)          --          --
  Realized Capital Gain.....       (5,807)          --         (925)         --
--------------------------------------------------------------------------------
    Total Distributions......      (5,939)      (1,022)        (925)         --
--------------------------------------------------------------------------------
Capital Share Transactions:
  Shares Issued.............       14,623       33,135       66,572       5,250
  Shares Issued in Lieu of
   Cash Distributions.......        5,650          909          904          --
  Shares Redeemed...........      (52,228)     (54,140)     (21,472)       (506)
--------------------------------------------------------------------------------
    Increase (Decrease) in
     Net Assets From
      Capital Share
       Transactions............   (31,955)     (20,096)      46,004       4,744
--------------------------------------------------------------------------------
      Total Increase
       (Decrease) in Net
       Assets.................    (19,655)       2,860       54,353       8,266
--------------------------------------------------------------------------------
Net Assets:
  Beginning of Period......       115,819      112,959       13,072       4,806
--------------------------------------------------------------------------------
  End of Period............     $  96,164    $ 115,819    $  67,425   $  13,072
--------------------------------------------------------------------------------
Shares Issued and Redeemed:
  Issued....................          946        2,600        3,120         407
  Issued in Lieu of Cash
   Distributions............          394           70           55          --
  Redeemed..................       (3,428)      (3,998)      (1,073)        (35)
--------------------------------------------------------------------------------
  Net Increase (Decrease)
   in Share Transactions....       (2,088)      (1,328)       2,102         372
--------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights                                              Turner Foods
For the year ended September 30, 1996

For a Share Outstanding Throughout each Period

                                           Realized
                 Net                         and                                           Net                        Net
                Asset           Net       Unrealized    Distributions  Distributions      Asset                      Assets
                Value       Investment     Gains or       from Net         from           Value                      End of
              Beginning       Income      (Losses) on    Investment       Capital        End of        Total         Period
              of Period       (Loss)      Securities       Income          Gains         Period       Return(3)      (000)
              ---------      --------     ----------      --------        -------        ------       ---------      ------
------------------
Growth Equity Fund
------------------
1996            $14.97         0.02          2.91          (0.02)         (0.85)         $17.03        20.61%        $ 96,164
1995            $12.46         0.10          2.52          (0.11)            --          $14.97        21.15%        $115,819
1994            $13.12         0.10         (0.66)         (0.10)            --          $12.46        (4.28)%       $112,959
1993            $10.40         0.09          2.72          (0.09)            --          $13.12        27.08%        $ 53,327
1992(1)         $10.00         0.03          0.40          (0.03)            --          $10.40         6.95%        $  7,781

--------------
Small Cap Fund
--------------
1996            $16.08        (0.08)         8.17            --           (1.04)         $23.13        52.90%        $ 67,425
1995            $10.90        (0.06)         5.24            --              --          $16.08        47.52%        $ 13,072
1994(2)         $10.00        (0.02)         0.92            --              --          $10.90        12.35%        $  4,806



                                                                         Ratio
                                         Ratio                           of Net
                           Ratio of      of Net         Ratio of         Income
                           Expenses      Income         Expenses       (Loss) to
                             to          (Loss)        to Average       Average
                           Average         to          Net Assets      Net Assets        Portfolio      Average
                             Net         Average       (Excluding      (Excluding        Turnover      Commission
                           Assets       Net Assets      Waivers)        Waivers)          Rate          Rate(4)
                           ------       ---------       ---------       --------         --------       ------
------------------
Growth Equity Fund
------------------
1996                       1.06%+*        0.03%+*        1.06%+*         0.03%+*          147.59%       $0.0600
1995                       1.03%+         0.69%+         1.03%+          0.69%+           177.86%           --
1994                       0.95%          0.86%          1.08%           0.73%            164.81%           --
1993                       1.00%          0.80%          1.52%           0.28%             88.35%           --
1992(1)                    1.44%*         0.73%*         2.55%*         (0.38)%*          205.00%           --

--------------
Small Cap Fund
--------------
1996                       1.25%         (0.88)%         1.54%          (1.17)%           149.21%       $0.0600
1995                       1.25%         (0.68)%         2.39%          (1.82)%           183.49%           --
1994(2)                    1.09%*        (0.27)%*        4.32%*         (3.50)%*          173.92%           --

 *  Annualized
(1) The Turner Growth Equity Fund commenced operations on March 11, 1992.
(2) The Turner Small Cap Fund commenced operations on February 7, 1994.
(3) Returns are for the period indicated and have not been annualized.
(4) Average commission rate paid per share for the security purchases and sales made during the period.
 + The Ratios of Expenses to Average Net Assets and Net Income to Average Net Assets do not reflect the Advisor's use of arrangements whereby certain broker-dealers have agreed to pay certain expenses of the Turner Growth Equity Fund in return for the direction of a percentage of the Fund's brokerage transactions. As a result of these arrangements, the Ratio of Expenses to Average Net Assets was 0.94% for both the year ended 10/31/95 and the year ended 9/30/96, and the Ratios of Net Income to Average Net Assets were 0.78% and 0.15% for the same periods described.


    The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements                                   Turner Funds
September 30, 1996

1.  Organization:

The Turner Funds, Inc. (the "Trust") a Massachusetts' business trust (the
Turner Trust), is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with four funds: the Turner Small Cap Fund ( the "Small Cap Fund"), the Turner Growth Equity Fund (the "Growth Equity Fund"), the Turner Mid Cap Fund, and the Turner Fixed Income Fund. These statements relate only to the Small Cap and Growth Equity Funds. As of September 30, 1996, the Turner Mid Cap and Turner Fixed Income Funds had not commenced operations. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

On April 3, 1996, the shareholders of the Advisors' Inner Circle Turner Small Cap Fund and the Advisors' Inner Circle Growth Equity Fund (the "Funds") voted to approve a tax-free reorganization of the Funds through a transfer of all the assets and liabilities of the Funds to the Turner Small Cap and Turner Growth Equity Funds portfolios. In connection with the reorganization, the Funds have changed their fiscal year end from October 31, 1996 to September 30, 1996.

2.  Significant Accounting Policies:
The following is a summary of the significant accounting policies followed by the Funds.

    Security Valuation -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

    Federal Income Taxes -- It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

    Security Transactions and Related Income -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

    Net Asset Value Per Share -- The net asset value per share of each Fund is calculated on each business day, by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

    Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insol-vency proceeding, realization of the collateral by the Funds

Notes to Financial Statements (continued)                          Turner Funds
September 30, 1996

    may be delayed or limited.

    Other -- Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

    Distributions from net investment income are declared and paid to Shareholders on a quarterly basis. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

    Effective 1994, generally accepted accounting principles require that differences between undistributed net investment income or accumulated net realized capital gains for financial reporting and tax purposes, if permanent, be reclassified to/from paid in capital.

3.  Transactions with Affiliates:

Certain officers and trustees of the Trust are also officers of SEI Fund Resources (the "Administrator") and/or SEI Financial Services Company (the "Distributor"). Such officers and trustees are paid no fees by the Trust for serving as officers and trustees of the Trust.

4.  Administration, Shareholder Servicing and Distribution Agreements:

Prior to April 30, 1996, the Trust and the Administrator were parties to an Administration Agreement dated November 14, 1991, as amended and restated on May 17, 1994, under which the Administrator provided management, and administrative services for an annual fee subject to certain minimums, of .20% of the average daily net assets of each of the Funds up to $75 million and .15% of such assets in excess of $75 million. There is a minimum annual fee of $75,000 per Fund.

As of May 1, 1996, the Trust and the administrator signed a new agreement under which the Administrator provides management and administrative services for an annual fee of .12% of the average daily net assets of each of the Funds up to $75 million, .10% on the next $75 million, .09% on the next $150 million, .08% on the next $300 million and .075% of such assets in excess on $600 million.

DST Systems, Inc., (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated April 30, 1996. The Distributor receives no fees for its distribution services under this agreement.

5.  Investment Advisory and Custodian Agreements:

The Trust and Turner Investment Partners, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated February 21, 1992, as amended and restated April 30, 1996, under which the Adviser receives an annual fee equal to .75% of the average daily net assets of the Growth Equity Fund and 1.00% of the average daily net assets of the Small Cap Fund. The Adviser has voluntarily agreed for an indefinite period of time, to waive all or a portion of its fees (and to reimburse the Fund's expenses) in order to limit operating expenses to not more than 1.25% of the average daily net assets of the Small Cap Portfolio. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

CoreStates Bank, N.A. acts as custodian (the "Custodian") for the Funds. Fees of the Custodian are being paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Notes to Financial Statements                                      Turner Funds
September 30, 1996

6.  Investment Transactions:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended September 30, 1996 are as follows:


                      Growth Equity    Small Cap
                          Fund           Fund
                         (000)           (000)
                      ------------     ---------
Purchases
   Government.......   $      0        $      0
   Other............    143,928          88,727
Sales
   Government.......   $      0        $      0
   Other............    180,788          45,663

At September 30, 1996, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at September 30, 1996, are as follows:

                                    Growth Equity   Small Cap
                                        Fund          Fund
                                        (000)         (000)
                                    -------------   ---------
Aggregate gross unrealized
   appreciation...................    $ 18,009       $ 10,093
   Aggregate gross unrealized.....
   depreciation...................      (1,429)        (1,430)
                                    ------------    ----------
Net unrealized appreciation.......    $ 16,580       $  8,663
                                    ============    ==========

For the year ended September 30, 1996, the Turner Small Cap Portfolio transferred securities with a market value of $5,857,000 (cost basis $3,933,000) to shareholders in order to meet Fund share redemptions. This security transfer resulted in a non-taxable realized gain to the portfolio of $1,924,000 which is included in paid in capital, a component of equity.

                             Notice to Shareholders
                                       of
                                  Turner Funds
                                   Unaudited


Shareholder's Voting Results
----------------------------
There was a special meeting of shareholders on April 15, 1996 for the shareholders of the Turner Growth Equity Fund and the Turner Small Cap Fund to approve an Agreement and Plan of Reorganization and Liquidation between The Advisor's Inner Circle Fund, on behalf of Turner Growth Equity Portfolio and Turner Small Cap Portfolio, and the Turner Funds, on behalf of the Growth Equity Fund and the Small Cap Fund.


Growth Equity Fund

               Proposal               Shares Voted
               --------               ------------
               For                     3,617,282
               Against                         0
               Abstain                    86,565

Small Cap Fund

               Proposal               Shares Voted
               --------               ------------
               For                       439,305
               Against                         0
               Abstain                       171

                           PART C:  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

     (a)  Financial Statements

                 Not applicable.

     (b)  Additional Exhibits

          1     Agreement and Declaration of Trust of the Registrant, dated
                January 26, 1996 (incorporated herein by reference to Initial
                Registration Statement filed on February 1, 1996).
          2     By-Laws of the Registrant (incorporated herein by reference to
                Initial Registration Statement filed on February 1, 1996).
          5(a)  Form of Investment Advisory Agreement between the Registrant and
                Turner Investment Partners, Inc., (incorporated herein by
                reference to Pre-Effective Amendment No. 1 to Registration
                Statement filed April 19, 1996).
          6(a)  Form of Distribution Agreement between the Registrant and SEI
                Financial Services Company, (incorporated herein by reference to
                Pre-Effective Amendment No. 1 to Registration Statement filed
                April 19, 1996).
          8(a)  Form of Custodian Agreement between the Registrant and
                CoreStates Bank, N.A., (incorporated herein by reference to Pre-
                Effective Amendment No. 1 to Registration Statement filed April
                19, 1996).
          9(a)  Form of Administration Agreement between the Registrant and SEI
                Financial Management Corporation, (incorporated herein by
                reference to Pre-Effective Amendment No. 1 to Registration
                Statement filed April 19, 1996).
          9(b)  Form of Agency Agreement between the Registrant and DST Systems,
                Inc., (incorporated herein by reference to Pre-Effective
                Amendment No. 1 to Registration Statement filed April 19, 1996).
          10    Opinion and Consent of Counsel, (incorporated herein by
                reference to Pre-Effective Amendment No. 1 to Registration
                Statement filed April 19, 1996).
          11(a) Consent of Arthur Andersen LLP
          16    Performance Calculations, (incorporated herein by reference to
                Pre-Effective Amendment No. 1 to Registration Statement filed
                April 19, 1996).
          17    Financial Data Schedules
          24    Powers of Attorney for Joan Lamm-Tennant, David G. Lee, Alfred
                C. Salvato, Mark Turner, Robert E. Turner and John T. Wholihan,
                (incorporated herein by reference to Pre-Effective Amendment
                No. 1 to Registration Statement filed April 19, 1996).

Item 25.  Persons Controlled by or under Common Control with Registrant:

     See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships. SEI Financial Management Corporation is the owner of all beneficial interest in the Administrator and is a subsidiary of SEI Corporation, which also controls the distributor of the Registrant, SEI Financial Services Company, other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.


Item 26.  Number of Holders of Securities, as of October 15, 1996:

     Turner Growth Equity Fund    130
                                  ---
     Turner Small Cap Fund        168
                                  ---
     Turner Fixed Income Fund       0
                                  ---
     Turner Midcap Fund            27
                                  ---

Item 27.  Indemnification:

     Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Investment Adviser:

ADVISER
-------

Turner Investment Partners, Inc. ("Turner") is the investment adviser for the Trust. The principal address of Turner is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312. Turner is an investment adviser registered under the Advisers Act.

The list required by this Item 28 of officers and directors of Turner, together with information as to any other business profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Turner to the Advisers Act (SEC File No. 801-36220).

Item 29.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Financial Services Company ("SFS"), acts as distributor for:

     SEI Daily Income Trust                   July 15, 1982
     SEI Liquid Asset Trust                   November 29, 1982
     SEI Tax Exempt Trust                     December 3, 1982
     SEI Index Funds                          July 10, 1985
     SEI Institutional Managed Trust          January 22, 1987
     SEI International Trust                  August 30, 1988
     Stepstone Funds                          January 30, 1991
     The Advisors' Inner Circle Fund          November 14, 1991
     The Pillar Funds                         February 28, 1992
     CUFUND                                   May 1, 1992
     STI Classic Funds                        May 29, 1992
     CoreFunds, Inc.                          October 30, 1992
     First American Funds, Inc.               November 1, 1992
     First American Investment Funds, Inc.    November 1, 1992
     The Arbor Fund                           January 28, 1993
     1784 Funds                               June 1, 1993
     The PBHG Funds, Inc.                     July 16, 1993
     Marquis Funds/(R)/                       August 17, 1993
     Morgan Grenfell Investment Trust         January 3, 1994
     The Achievement Funds Trust              December 27, 1994
     Bishop Street Funds                      January 27, 1995
     CrestFunds, Inc.                         March 1, 1995
     STI Classic Variable Trust               August 18, 1995
     ARK Funds                                November 1, 1995
     Monitor Funds                            January 11, 1996
     FMB Funds, Inc.                          March 1, 1996
     SEI Asset Allocation Trust               April 1, 1996
     SEI Institutional Investments Trust      June 14, 1996
     First American Strategy Funds, Inc.      October 1, 1996

     SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is 680 East Swedesford Road, Wayne, PA 19087.



                             Position and Office                   Positions and Offices
Name                         with Underwriter                      with Registrant
----                         ----------------                      ---------------
Alfred P. West, Jr.          Director, Chairman & Chief                 --
                             Executive Officer
Henry H. Greer               Director, President & Chief                --
                             Operating Officer
Carmen V. Romeo              Director, Executive Vice                   --
                             President & Treasurer
Gilbert L. Beebower          Executive Vice President                   --
Richard B. Lieb              Executive Vice President, President-       --
                             Investment Services Division
Leo J. Dolan, Jr.            Senior Vice President                      --
Carl A. Guarino              Senior Vice President                      --
Jerome Hickey                Senior Vice President                      --
Larry Hutchison              Senior Vice President                      --
Steven Kramer                Senior Vice President                      --
David G. Lee                 Senior Vice President                   President
William Madden               Senior Vice President                      --
Jack May                     Senior Vice President                      --
A. Keith McDowell            Senior Vice President                      --
Dennis J. McGonigle          Senior Vice President                      --
Hartland J. McKeown          Senior Vice President                      --
Barbara J. Moore             Senior Vice President                      --
James V. Morris              Senior Vice President                      --
Steven Onofrio               Senior Vice President                      --
Kevin P. Robins              Senior Vice President,                Vice President
                             General Counsel & Secretary
Robert Wagner                Senior Vice President                      --
Patrick K. Walsh             Senior Vice President                      --
Kenneth Zimmer               Senior Vice President                      --
Robert Aller                 Vice President                             --
Marc H. Cahn                 Vice President & Assistant            Vice President
                             Secretary
Gordon W. Carpenter          Vice President                             --
Todd Cipperman               Vice President & Assistant            Vice President
                             Secretary
Robert Crudup                Vice President & Managing                  --
                             Director
Ed Daly                      Vice President                             --
Jeff Drennen                 Vice President                             --
Mick Duncan                  Vice President and Team                    --
                             Leader
Vic Galef                    Vice President & Managing                  --
                             Director


                             Position and Office                   Positions and Offices
Name                         with Underwriter                      with Registrant
----                         ----------------                      ---------------
Kathy Heilig                 Vice President                                   --
Michael Kantor               Vice President                                   --
Samuel King                  Vice President                                   --
Kim Kirk                     Vice President & Managing Director               --
Donald H. Korytowski         Vice President                                   --
John Krzeminski              Vice President & Managing Director               --
Robert S. Ludwig             Vice President and Team Leader                   --
Vicki Malloy                 Vice President and Team Leader                   --
Carolyn McLaurin             Vice President & Managing Director               --
W. Kelso Morrill             Vice President                                   --
Barbara A. Nugent            Vice President & Assistant Secretary       Vice President
Sandra K. Orlow              Vice President & Assistant Secretary       Vice President
Donald Pepin                 Vice President & Managing Director               --
Larry Pokora                 Vice President                                   --
Kim Rainey                   Vice President                                   --
Paul Sachs                   Vice President                                   --
Mark Samuels                 Vice President & Managing Director               --
Steve Smith                  Vice President                                   --
Daniel Spaventa              Vice President                                   --
Kathryn L. Stanton           Vice President & Assistant Secretary       Vice President
Wayne M. Withrow             Vice President & Managing Director               --
William Zawaski              Vice President                                   --
James Dougherty              Director of Brokerage Services                   --

Item 30.  Location of Accounts and Records:

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

     (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
     (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

            CoreStates Bank, N.A.
            Broad & Chestnut Streets
            P.O. Box 7618
            Philadelphia, Pennsylvania  19101

     (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D);
     (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

            SEI Fund Resources
            680 East Swedesford Road
            Wayne, Pennsylvania 19087-1658

     (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser:

             Turner Investment Partners, Inc.
             1235 Westlakes Drive, Suite 350
             Berwyn, Pennsylvania  19312


Item 31.  Management Services:  None.

Item 32.  Undertakings:

     Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Directors of their desire to communicate with Shareholders of the Corporation, the Directors will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

     Registrant hereby undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Director(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940.

     Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be certified for the Midcap Fund, within 4-6 months from the effective date of the Registrant's Post-Effective Amendment
No. 1.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment No. 2 to Registration Statement No. 333-00641 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania on the 28th day of October 1996.

                                TURNER FUNDS

                                By: /s/ David G. Lee
                                   ----------------------
                                    David G. Lee
                                    President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacity on the dates indicated.


        *                       Trustee                  October 28, 1996
------------------------
 Alfred C. Salvato

        *                       Trustee                  October 28, 1996
------------------------
 Joan Lamm-Tennant

        *                       Trustee                  October 28, 1996
------------------------
 Mark D. Turner

        *                       Trustee                  October 28, 1996
------------------------
 Robert E. Turner

        *                       Trustee                  October 28, 1996
------------------------
 John T. Wholihan

  /s/ David G. Lee              President and Chief      October 28, 1996
------------------------        Executive Officer
 David G. Lee

  /s/ Stephen G. Meyer          Controller and           October 28, 1996
------------------------        Chief Financial
 Stephen G. Meyer               Officer


By: /s/ David G. Lee                                     October 28, 1996
    -------------------
    David G. Lee
    Attorney-in-Fact

                                 EXHIBIT INDEX



       Name                                             Exhibit Page
--------------------------------------------------------------------

  Agreement and Declaration of Trust of the             Ex-99.B1
  Registrant, dated January 26, 1996,
  (incorporated herein by reference to Initial
  Registration Statement filed on February
  1, 1996).

  By-Laws of the Registrant, (incorporated herein       Ex-99.B2
  by reference to Initial Registration Statement filed on February 1, 1996).

  Form of Investment Advisory Agreement between         Ex-99.B5(a)
  the Registrant and Turner Investment Partners, Inc.
  (incorporated herein by reference to Pre-Effective
  Amendment No. 1 to Registration Statement filed
  April 19, 1996)

  Form of Distribution Agreement between the            Ex-99.B6(a)
  Registrant and SEI Financial Services Company
  (incorporated herein by reference to Pre-Effective
  Amendment No. 1 to Registration Statement filed
  April 19, 1996)

  Form of Custodian Agreement between the Registrant    Ex-99.B8(a)
  and CoreStates Bank, N.A. (incorporated herein by reference to Pre-Effective Amendment No. 1 to
  Registration Statement filed April 19, 1996)

  Form of Administration Agreement between the          Ex-99.B9(a)
  Registrant and SEI Financial Management Corporation
  (incorporated herein by reference to Pre-Effective
  Amendment No. 1 to Registration Statement filed
  April 19, 1996)

  Form of Agency Agreement between the Registrant and   Ex-99.B9(b)
  DST Systems, Inc. (incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration
  Statement filed April 19, 1996)

  Opinion and Consent of Counsel                        Ex-99.B10
  (incorporated herein by reference to Pre-Effective
  Amendment No. 1 to Registration Statement filed
  April 19, 1996)

  Consent of Independent Public Accountants is          Ex-99.B11(a)
  filed herewith.

  Performance Calculations                              Ex-99.B16
  (incorporated herein by reference to Pre-Effective
  Amendment No. 1 to Registration Statement filed
  April 19, 1996)

  Powers of Attorney for Dr. Joan Lamm-Tennant,         Ex-99.B24
  David G. Lee, Alfred C. Salvato, Mark
  D. Turner, Robert E. Turner, and John T. Wholihan,
  (incorporated herein by reference to Pre-Effective
  Amendment No. 1 to Registration Statement filed
  April 19, 1996)

  Financial Data Schedules

         Small Cap Fund                                 Ex-99 B27.1
         Growth Equity Fund                             Ex-99 B27.2